Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Summary Of Derivative Instruments

	2019	2018
Notional amount	$12,039	$1,359
Weighted average pay rate on interest-rate swaps	4.66%	3.12%
Weighted average receive rate on interest-rate swaps	4.63%	2.49%
Weighted average maturity (years)	7.3	2.0
Fair value of interest-rate swaps	$(12)	$(17)
Fair value of yield maintenance provisions	$12	$17

Schedule Of Mortgage Banking Derivatives

	December 31, 2019		December 31, 2018
	Notional Amount	Fair Value	Notional Amount	Fair Value
Assets (Liabilities):
Interest rate commitments	$297,454	$3,104	$55,220	$721
TBA mortgage-back securities	225,500	(350)	33,250	(342)

Schedule Of Revenue Recognized On Mortgage Activities

	December 31, 2019	December 31, 2018
Gain on loans sold	$9,603	$1,152
Gain (loss) from change in fair value of loans held-for-sale	1,341	373
Gain (loss) from change in fair value of derivatives	(490)	402
	$10,454	$1,927